VALENZUELA CAPITAL TRUST

                               SEMI-ANNUAL REPORT
                      FOR THE PERIOD ENDING MARCH 31, 2001
                                  (UNAUDITED)

                              VAL CAP MID CAP FUND

                             VAL CAP SMALL CAP FUND

                            VALENZUELA CAPITAL TRUST
                       STATEMENT OF ASSETS AND LIABILITIES
                                 March 31, 2001
                                   (Unaudited)

                                                                   VAL CAP        VAL CAP
                                                                   MID CAP       SMALL CAP
                                                                     FUND          FUND
                                                                  ----------    ----------
ASSETS
     Investments in securities at market value (identified
          cost $145,538 and $83,447, respectively)(Note 1)        $  170,460    $   91,440
     Dividends and interest receivable                                   138            82
     Receivable for securities sold                                    4,750            --
     Other assets                                                        142           127
                                                                  ----------    ----------

          Total Assets                                               175,490        91,649
                                                                  ----------    ----------

LIABILITIES

     Payable for securities purchased                                 20,245        10,039
                                                                  ----------    ----------

NET ASSETS                                                        $  155,245    $   81,610
                                                                  ==========    ==========

Net assets consist of:
     Paid-in capital                                              $  122,270    $   68,577
     Undistributed net investment income                                 416           184
     Accumulated net realized gains from security transactions         7,637         4,856
     Net unrealized appreciation on investments                       24,922         7,993
                                                                  ----------    ----------

                                                                  $  155,245    $   81,610
                                                                  ==========    ==========

Shares of beneficial interest outstanding (unlimited number
     of shares authorized, no par value)                              11,082         6,437
                                                                  ==========    ==========

Net asset value, offering price and redemption price per
     share (Note 1)                                               $    14.01    $    12.68
                                                                  ==========    ==========

                 See accompanying notes to financial statements.

                            VALENZUELA CAPITAL TRUST
                            STATEMENTS OF OPERATIONS
                     For the Six Months Ended March 31, 2001
                                   (Unaudited)

                                                                   VAL CAP        VAL CAP
                                                                   MID CAP       SMALL CAP
                                                                     FUND          FUND
                                                                  ----------    ----------
INVESTMENT INCOME
     Dividends                                                    $      563    $      167
     Interest                                                            308           127
                                                                  ----------    ----------
          Total Investment Income                                        871           294
                                                                  ----------    ----------

EXPENSES
     Fund accounting fees (Note 3)                                    13,500        13,500
     Registration and filing fees                                     13,025        11,125
     Shareholder services and transfer agent fees                      7,500         7,500
     Administration fees (Note 3)                                      6,750         6,750
     Insurance expense                                                 4,600         4,600
     Printing of shareholder reports                                   4,465         4,465
     Custodian fees                                                    4,415         4,439
     Trustees fees and expenses                                        4,250         4,250
     Advisory fees (Note 3)                                              572           306
     Other expenses                                                    2,657         2,787
                                                                  ----------    ----------
          Total Expenses                                              61,734        59,722
     Less fees waived and expenses reimbursed by
          the Adviser (Note 3)                                       (61,734)      (59,722)
                                                                  ----------    ----------
          Net Expenses                                                    --            --
                                                                  ----------    ----------

NET INVESTMENT INCOME                                                    871           294
                                                                  ----------    ----------


REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS
Net realized gains from security transactions                          7,637         5,043
Net change in unrealized appreciation/depreciation
     on investments                                                     (432)       (3,603)
                                                                  ----------    ----------

NET REALIZED AND UNREALIZED GAINS ON INVESTMENTS                       7,205         1,440
                                                                  ----------    ----------

NET INCREASE IN NET ASSETS FROM OPERATIONS                        $    8,076    $    1,734
                                                                  ==========    ==========

                 See accompanying notes to financial statements.

                            VALENZUELA CAPITAL TRUST
                              VAL CAP MID CAP FUND
                       STATEMENTS OF CHANGES IN NET ASSETS

                                                                  SIX MONTHS
                                                                     ENDED        PERIOD
                                                                   MARCH 31,      ENDED
                                                                     2001       SEPT. 30,
                                                                  (UNAUDITED)    2000 (a)
                                                                  ----------    ----------
FROM OPERATIONS
     Net investment income                                        $      871    $    1,463
     Net realized gains from security transactions                     7,637        20,352
     Net change in unrealized appreciation/depreciation
          on investments                                                (432)       25,354
                                                                  ----------    ----------
          Net increase in net assets from operations                   8,076        47,169
                                                                  ----------    ----------

FROM DISTRIBUTIONS TO SHAREHOLDERS
     From net investment income                                       (1,918)           --
     From net realized gains from security transactions              (20,352)           --
                                                                  ----------    ----------
          Net decrease in net assets from distributions
               to shareholders                                       (22,270)           --
                                                                  ----------    ----------

FROM CAPITAL SHARE TRANSACTIONS
     Proceeds from shares sold                                            --        50,000
     Net asset value of shares issued in reinvestment
          of distributions to shareholders                            22,270            --
                                                                  ----------    ----------
          Net increase in net assets from capital
               share transactions                                     22,270        50,000
                                                                  ----------    ----------

TOTAL INCREASE IN NET ASSETS                                           8,076        97,169

NET ASSETS
     Beginning of period                                             147,169        50,000
                                                                  ----------    ----------
     End of period                                                $  155,245    $  147,169
                                                                  ==========    ==========

UNDISTRIBUTED NET INVESTMENT INCOME                               $      416    $    1,463
                                                                  ==========    ==========

SUMMARY OF FUND SHARE ACTIVITY:
     Shares sold                                                          --         4,521
     Shares reinvested                                                 1,561            --
                                                                  ----------    ----------
     Net increase in shares outstanding                                1,561         4,521
     Shares outstanding, beginning of period                           9,521         5,000
                                                                  ----------    ----------
     Shares outstanding, end of period                                11,082         9,521
                                                                  ==========    ==========

(a)  From commencement of operations (October 2, 1999).

                 See accompanying notes to financial statements.

                            VALENZUELA CAPITAL TRUST
                             VAL CAP SMALL CAP FUND
                       STATEMENTS OF CHANGES IN NET ASSETS

                                                                  SIX MONTHS
                                                                     ENDED        PERIOD
                                                                   MARCH 31,      ENDED
                                                                     2001       SEPT. 30,
                                                                  (UNAUDITED)    2000 (a)
                                                                  ----------    ----------
FROM OPERATIONS
     Net investment income                                        $      294    $      738
     Net realized gains from security transactions                     5,043        17,542
     Net change in unrealized appreciation/depreciation
          on investments                                              (3,603)       11,596
                                                                  ----------    ----------
          Net increase in net assets from operations                   1,734        29,876
                                                                  ----------    ----------

DISTRIBUTIONS TO SHAREHOLDERS
     From net investment income                                         (848)           --
     From net realized gains from security transactions              (17,729)           --
                                                                  ----------    ----------
     Net decrease in net assets from distributions
          to shareholders                                            (18,577)           --
                                                                  ----------    ----------

FROM CAPITAL SHARE TRANSACTIONS
     Net asset value of shares issued in reinvestment of
          distributions to shareholders                               18,577            --
                                                                  ----------    ----------

TOTAL INCREASE IN NET ASSETS                                           1,734        29,876

NET ASSETS
     Beginning of period                                              79,876        50,000
                                                                  ----------    ----------
     End of period                                                $   81,610    $   79,876
                                                                  ==========    ==========

UNDISTRIBUTED NET INVESTMENT INCOME                               $      184    $      738
                                                                  ==========    ==========

SUMMARY OF FUND SHARE ACTIVITY:
     Shares reinvested                                                 1,437            --
     Shares outstanding, beginning of period                           5,000         5,000
                                                                  ----------    ----------
     Shares outstanding, end of period                                 6,437         5,000
                                                                  ==========    ==========

(a)  From commencement of operations (October 2, 1999).

                 See accompanying notes to financial statements.

                 VALENZUELA CAPITAL TRUST - Val Cap Mid Cap Fund
                            PORTFOLIO OF INVESTMENTS
                                 March 31, 2001
                                   (Unaudited)

                                                                       Market
  Shares                                                               Value
----------                                                         ------------
              COMMON STOCKS - 91.8%
              BASIC MATERIALS - 1.8%
        85    Precision Castparts Corporation                      $      2,809
                                                                   ------------

              CAPITAL GOODS - 6.8%
        75    Alliant Techsystems, Inc. (a)                               6,641
       320    Pactiv Corporation (a)                                      3,875
                                                                   ------------
                                                                         10,516
                                                                   ------------

              CONSUMER CYCLICALS - 18.5%
        75    Federated Department Stores, Inc. (a)                       3,116
       125    Georgia-Pacific Group                                       3,675
       260    J.C. Penny Company, Inc.                                    4,158
       250    Mattel, Inc.                                                4,435
       135    Newell Rubbermaid, Inc.                                     3,578
       200    Reebok International Ltd. (a)                               4,972
       150    The TJX Companies, Inc.                                     4,800
                                                                   ------------
                                                                         28,734
                                                                   ------------

              CONSUMER STAPLES - 3.0%
       215    Sara Lee Corporation                                        4,640
                                                                   ------------

              ENERGY - 9.8%
        65    Devon Energy Corporation                                    3,783
        75    Nabors Industries, Inc. (a)                                 3,888
        90    Noble Affiliates, Inc.                                      3,756
       230    Ocean Energy, Inc. (a)                                      3,807
                                                                   ------------
                                                                         15,234
                                                                   ------------

              FINANCIAL SERVICES - 30.0%
        60    Capital One Financial Corporation                           3,330
       350    Conseco, Inc.                                               5,635
        75    Countrywide Credit Industries, Inc.                         3,701
       195    Dime Bancorp, Inc.                                          6,386
        60    Everest Re Group, Ltd.                                      3,991
       120    KeyCorp                                                     3,096
        60    Lehman Brothers Holdings, Inc.                              3,762
        75    PNC Financial Services Group, Inc.                          5,081
        80    USA Education, Inc.                                         5,812
       105    Washington Mutual, Inc.                                     5,749
                                                                   ------------
                                                                         46,543
                                                                   ------------

                 See accompanying notes to financial statements.

                 VALENZUELA CAPITAL TRUST - Val Cap Mid Cap Fund
                      PORTFOLIO OF INVESTMENTS (continued)
                                 March 31, 2001
                                   (Unaudited)

                                                                       Market
  Shares                                                               Value
----------                                                         ------------
              COMMON STOCKS - 91.8% (Continued)
              HEALTHCARE - 10.9%
       210    Apria Healthcare Group, Inc. (a)                     $      5,078
        35    Cardinal Health, Inc.                                       3,386
       110    Tenet Healthcare Corporation                                4,840
        40    Universal Health Services, Inc. - Class B (a)               3,532
                                                                   ------------
                                                                         16,836
                                                                   ------------

              TECHNOLOGY - 5.8%
       100    Apple Computer, Inc. (a)                                    2,207
       220    Cypress Semiconductor Corporation (a)                       3,901
       210    Unisys Corporation (a)                                      2,940
                                                                   ------------
                                                                          9,048
                                                                   ------------

              TRANSPORTATION - 2.7%
       235    Southwest Airlines Company                                  4,171
                                                                   ------------

              UTILITIES - 2.5%
        60    Exelon Corporation                                          3,936
                                                                   ------------

              TOTAL COMMON STOCKS (COST $117,545)                  $    142,467
                                                                   ------------

Face Amount
-----------
              SHORT TERM MONEY MARKET SECURITIES - 18.0%
$   27,993    THE BANK OF NEW YORK CASH RESERVE
                (Cost $27,993)                                     $     27,993
                                                                   ------------

              TOTAL INVESTMENTS IN COMMON STOCKS AND
                SHORT TERM MONEY MARKET SECURITIES - 109.8%        $    170,460

              LIABILITIES IN EXCESS OF OTHER ASSETS - (9.8)%            (15,215)
                                                                   ------------

              NET ASSETS - 100.0%                                  $    155,245
                                                                   ============

(a)  Non-income producing security

                 See accompanying notes to financial statements.

                VALENZUELA CAPITAL TRUST - Val Cap Small Cap Fund
                            PORTFOLIO OF INVESTMENTS
                                 March 31, 2001
                                   (Unaudited)

                                                                       Market
  Shares                                                               Value
----------                                                         ------------
              COMMON STOCKS - 90.2%
              BASIC MATERIALS - 11.1%
        65    Cytec Industries, Inc. (a)                           $      2,081
        80    Delta & Pine Land Company                                   1,928
       310    Oregon Steel Mills, Inc. (a)                                1,581
        45    Precision Castparts Corporation                             1,487
       225    Titanium Metals Corporation (a)                             2,025
                                                                   ------------
                                                                          9,102
                                                                   ------------

              CAPITAL GOODS - 6.9%
        65    Advanced Energy Industries, Inc.                            1,678
        65    Lancaster Colony Corporation                                1,889
        40    Woodward Governor Company                                   2,055
                                                                   ------------
                                                                          5,622
                                                                   ------------

              CONSUMER CYCLICALS - 21.5%
       175    Clayton Homes, Inc.                                         2,109
       225    Consolidated Stores Corporation (a)                         2,261
       160    Fritz Companies, Inc. (a)                                   1,750
        90    Furniture Brands International, Inc. (a)                    2,133
        40    Houghton Mifflin Company                                    1,840
        30    Payless ShoeSource, Inc. (a)                                1,868
        88    Reebok International Ltd. (a)                               2,188
        50    Scholastic Corporation (a)                                  1,803
       150    Stein Mart, Inc. (a)                                        1,641
                                                                   ------------
                                                                         17,593
                                                                   ------------

              CONSUMER STAPLES - 5.6%
        85    Omnicare, Inc.                                              1,823
       140    Ruby Tuesday, Inc.                                          2,745
                                                                   ------------
                                                                          4,568
                                                                   ------------

              ENERGY - 7.5%
        75    Cabot Oil & Gas Corporation - Class A                       2,025
        43    Noble Affiliates, Inc.                                      1,794
       142    Ocean Energy, Inc. (a)                                      2,350
                                                                   ------------
                                                                          6,169
                                                                   ------------

              FINANCIAL SERVICES - 11.4%
        20    Everest Re Group, Ltd.                                      1,330
        60    First American Corporation                                  1,560
        60    FirstFed Financial Corporation (a)                          1,680
        45    Hilb, Rogal & Hamilton Company                              1,575
        20    Investors Financial Services Corporation                    1,173
        68    Jeffries Group, Inc.                                        1,962
                                                                   ------------
                                                                          9,280
                                                                   ------------

                 See accompanying notes to financial statements.

                VALENZUELA CAPITAL TRUST - Val Cap Small Cap Fund
                      PORTFOLIO OF INVESTMENTS (continued)
                                 March 31, 2001
                                   (Unaudited)

                                                                       Market
  Shares                                                               Value
----------                                                         ------------
              COMMON STOCKS - 90.2% (Continued)
              HEALTHCARE - 15.9%
        90    Apria Healthcare Group, Inc. (a)                     $      2,176
        95    Bergen Brunswig Corporation - Class A                       1,577
        50    Duane Reade, Inc. (a)                                       1,735
        85    Henry Shein, Inc. (a)                                       3,124
        85    Longs Drug Stores Corporation                               2,513
       111    Owens & Minor, Inc.                                         1,835
                                                                   ------------
                                                                         12,960
                                                                   ------------

              TECHNOLOGY - 4.3%
       160    Keynote Systems, Inc. (a)                                   1,790
       200    Pinnacle Systems, Inc. (a)                                  1,687
                                                                   ------------
                                                                          3,477
                                                                   ------------

              TRANSPORTATION - 6.0%
       160    Airborne Freight Corporation                                1,627
        49    Forward Air Corporation (a)                                 1,602
       130    Wabtec Corporation                                          1,651
                                                                   ------------
                                                                          4,880
                                                                   ------------

              TOTAL COMMON STOCKS (COST $65,658)                   $     73,651
                                                                   ------------

Face Amount
-----------
              SHORT TERM MONEY MARKET SECURITIES - 21.8%
$   17,789    THE BANK OF NEW YORK CASH RESERVE
                (Cost $17,789)                                     $     17,789
                                                                   ------------

              TOTAL INVESTMENTS IN COMMON STOCKS AND SHORT TERM
                MONEY MARKET SECURITIES AT VALUE - 112.0%          $     91,440

              LIABILITIES IN EXCESS OF OTHER ASSETS - (12.0)%            (9,830)
                                                                   ------------

              NET ASSETS - 100.0%                                  $     81,610
                                                                   ============

(a)  Non-income producing security

                 See accompanying notes to financial statements.

                            VALENZUELA CAPITAL TRUST
                              FINANCIAL HIGHLIGHTS
                 Selected Per Share Data and Ratios for a Share
                       Outstanding Throughout Each Period

                                                               VAL CAP MID CAP FUND                  VAL CAP SMALL CAP FUND
                                                         ---------------------------------     ---------------------------------
                                                          SIX MONTHS                                                 SIX MONTHS
                                                            ENDED                PERIOD           ENDED                PERIOD
                                                          MARCH 31,              ENDED          MARCH 31,              ENDED
                                                             2001               SEPT. 30,          2001               SEPT. 30,
                                                         (UNAUDITED)            2000 (a)       (UNAUDITED)            2000 (a)
                                                         ------------         ------------     ------------         ------------
PER SHARE DATA

Net asset value at beginning of period                   $      15.46         $      10.00     $      15.98         $      10.00
                                                         ------------         ------------     ------------         ------------

Income from investment operations:
     Net investment income                                       0.06                 0.15             0.05                 0.15
     Net realized and unrealized gains on investments            0.81                 5.31             0.33                 5.83
                                                         ------------         ------------     ------------         ------------
     Total from investment operations                            0.87                 5.46             0.38                 5.98
                                                         ------------         ------------     ------------         ------------

Less distributions:
     Distributions from net investment income                   (0.18)                  --            (0.13)                  --
     Distributions from net realized gains                      (2.14)                  --            (3.55)                  --
                                                         ------------         ------------     ------------         ------------
     Total distributions                                        (2.32)                  --            (3.68)                  --
                                                         ------------         ------------     ------------         ------------

Net asset value at end of period                         $      14.01         $      15.46     $      12.68         $      15.98
                                                         ============         ============     ============         ============

TOTAL RETURN                                                     5.48%(b)            54.60%            2.16%(b)            59.80%
                                                         ============         ============     ============         ============

Net assets at end of period                              $    155,245         $    147,169     $     81,610         $     79,876
                                                         ============         ============     ============         ============


Ratio of expenses to average net assets:
     Before expense reimbursement and waived fees               80.52%(c)            89.12%          145.75%(c)           151.02%
     After expense reimbursement and waived fees                 0.00%(c)             0.00%            0.00%(c)             0.00%

Ratio of net investment income to average net assets
     Before expense reimbursement and waived fees              -79.38%(c)           -87.75%         -145.03%(c)          -149.85%
     After expense reimbursement and waived fees                 1.14%(c)             1.37%            0.72%(c)             1.17%

Portfolio turnover rate                                           152%(c)              272%             100%(c)              210%

(a)  From commencement of operations (October 2, 1999).

(b)  Not annualized.

(c)  Annualized.

                 See accompanying notes to financial statements.

                            VALENZUELA CAPITAL TRUST
                          NOTES TO FINANCIAL STATEMENTS
                                 March 31, 2001
                                   (Unaudited)

1.   ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The Valenzuela Capital Trust (the "Trust") was organized as a Delaware business trust on June 22, 1999. The Trust is an open-end diversified management investment company registered under the Investment Company Act of 1940 (the "1940 Act"). The Trust consists of two series, the Val Cap Mid Cap Fund ("Mid Cap") and the Val Cap Small Cap Fund ("Small Cap") (collectively, the "Funds" and each individually, a "Fund"). The Trust is authorized to issue an unlimited number of shares.

As part of the Trust's organization, each Fund issued in a private placement 5,000 shares of beneficial interest to Valenzuela Capital Partners LLC, (the "Adviser") at $10.00 a share on October 1, 1999. Additionally, the Mid Cap Fund, in a secondary private placement, issued 4,521 shares of beneficial interest to a principal of the Adviser at $11.06 a share on January 17, 2000. The Trust has not yet commenced a public offering of its shares.

The Mid Cap Fund's investment objective is capital appreciation primarily through investments in common stocks of mid-capitalization companies. The Fund will seek to achieve this objective by investing primarily in the common stock of mid-cap U.S. companies with market capitalization from $1 billion to $15 billion.

The Small Cap Fund's investment objective is capital appreciation primarily through investments in common stocks of small-capitalization companies. The Fund will seek to achieve this objective by investing primarily in the common stock of small-cap U.S. companies with market capitalization less than $1.5 billion.

SECURITIES VALUATION - The Funds' portfolio securities are valued as of the close of regular trading of the New York Stock exchange, normally 4:00 p.m., Eastern time, on days the Exchange is open. The Funds' securities are generally valued at current market prices. If market quotations are not readily available, prices are based on a fair value estimate, determined in accordance with methods approved by the Funds' Board of Trustees.

SHARE VALUATION - The net asset value per share of each Fund is calculated daily by dividing the total value of each Fund's assets, less liabilities, by the number of shares outstanding. The offering price and redemption price per share of each Fund is equal to the net asset value per share.

INVESTMENT INCOME - Interest income is accrued as earned. Dividend income is recorded on the ex-dividend date.

                            VALENZUELA CAPITAL TRUST
                          NOTES TO FINANCIAL STATEMENTS
                                 March 31, 2001
                                   (Unaudited)

1.   ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

DISTRIBUTIONS TO SHAREHOLDERS - Dividends arising from net investment income, if any, are declared and paid annually to shareholders of the Funds. Net realized short-term capital gains, if any, may be distributed throughout the year and net realized long-term capital gains, if any, are distributed at least once each year. Income distributions and capital gain distributions are determined in accordance with income tax regulations.

ORGANIZATION EXPENSES - All costs incurred by the Trust in connection with the organization of the Funds and the initial public offering of shares of the Funds, principally professional fees and printing, have been reimbursed by the Adviser and are subject to recovery by the Adviser pursuant to the Expense Limitation Agreement (See Note 3).

SECURITY TRANSACTIONS - Security transactions are accounted for on trade date. The cost of securities sold is determined on a specific identification basis.

ESTIMATES - The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from these estimates.

FEDERAL INCOME TAX - It is each Fund's policy to comply with the special provisions of the Internal Revenue Code applicable to regulated investment companies. As provided therein, in any fiscal year in which the Funds so qualify and distribute at least 90% of their taxable net income, the Funds (but not the shareholders) will be relieved of federal income tax on the income distributed. Accordingly, no provisions for income taxes have been made. In order to avoid imposition of the excise tax applicable to regulated investment companies, it is also each Fund's intention to declare as dividends in each calendar year at least 98% of its net investment income (earned during the calendar year) and 98% of its net realized capital gains (earned during the twelve months ended October
31) plus undistributed amounts from prior years.

2.   INVESTMENTS

During the six months ended March 31, 2001, the cost of purchases and proceeds from sales and maturities of investment securities, other than short-term investments, amounted to $122,374 and $113,858, respectively, for the Mid Cap Fund and $38,476 and $44,344, respectively, for the Small Cap Fund.

                            VALENZUELA CAPITAL TRUST
                          NOTES TO FINANCIAL STATEMENTS
                                 March, 31, 2001
                                   (Unaudited)

2.   INVESTMENTS (CONTINUED)

For federal income tax purposes, the cost of portfolio investments amounted to $145,538 in the Mid Cap Fund and $83,447 in the Small Cap Fund at March 31, 2001. The composition of unrealized appreciation (the excess of market value over tax cost) and unrealized depreciation (the excess of tax cost over market value) was as follows:

                                               Mid Cap       Small Cap
                                                 Fund          Fund
                                               --------      --------
          Gross unrealized appreciation        $ 26,365      $ 11,869
          Gross unrealized depreciation          (1,443)       (3,876)
                                               --------      --------
          Net unrealized appreciation          $ 24,922      $  7,993
                                               ========      ========

3.   TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES

Certain Trustees and officers of the Trust are affiliated with the Adviser or Ultimus Fund Solutions, LLC (the "Administrator"). Such persons are not paid directly by the Trust for serving in those capacities.

INVESTMENT ADVISORY AGREEMENT
Under the terms of an investment advisory agreement between the Trust and the Adviser, the Adviser is entitled to receive fees based on a percentage of the daily average net assets of each Fund. Each Fund pays the Adviser an annual rate of 0.75% of its average daily net assets.

Pursuant to the Expense Limitation Agreement, the Adviser has contractually agreed to waive a portion of its advisory fees and if necessary reimburse each Fund's organizational and operational expenses so that each of the Fund's net expenses do not exceed 1.45% of average daily net assets (the "Expense Cap") until October 1, 2010. For the six months ended March 31, 2001, the Adviser waived its entire advisory fee and paid all of the operating expenses of each of the Funds.

                            VALENZUELA CAPITAL TRUST
                          NOTES TO FINANCIAL STATEMENTS
                                 March 31, 2001
                                   (Unaudited)

3.   TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES (CONTINUED)

If at any point during the period prior to October 1, 2002, the operational expenses of the Funds fall below the Expense Cap, the Adviser may recoup fees previously waived or reimbursed so long as the amount of the recouped fees does not 1) cause the Funds' aggregate expenses on an annualized basis to exceed the Expense Cap, and 2) exceed the fees previously waived or reimbursed by the Adviser prior to October 1, 2002. The agreement provides that no such payments shall be made to the Adviser after October 1, 2004. As of March 31, 2001, the amount of waived fees and reimbursed expenses (which includes $100,000 of organization cost for each Fund) that may be recouped by the Adviser in the future, pursuant to this agreement, was $257,216 for the Mid Cap Fund and $254,833 for the Small Cap Fund.

ADMINISTRATION AGREEMENT
The Administrator supplies executive, administrative and regulatory services to the Funds, supervises the preparation of tax returns, and coordinates the preparation of reports to shareholders and reports to and filings with the Securities and Exchange Commission and state securities authorities.

For these services, the Administrator receives a monthly fee from the Funds at an annual rate of .15% on its average daily net assets up to $50 million; .125% on the next $50 million of such assets; .10% on the next $150 million of such assets; .075% on the next $250 million of such assets; and .05% of such net assets in excess of $500 million, subject to a minimum monthly fee of $3,000 for each Fund. During the period prior to which the Funds are publicly offered for sale, the Administrator has agreed to be compensated at a rate of $1,500 per month per Fund. This monthly rate was discounted to $750 per month per Fund during the first year of service with the Administrator. Accordingly, during the six months ended March 31, 2001, the Administrator was paid $6,750 with respect to each Fund.

FUND ACCOUNTING AGREEMENT
The Administrator calculates the daily net asset value per share and maintains the financial books and records of each Fund. For these services, the Administrator receives from each Fund a monthly fee of $2,500, plus an asset based fee equal to 0.01% of average daily net assets up to $500 million and 0.005% of such assets in excess of $500 million. During the first year of service with the Administrator, the Administrator had agreed to be compensated at a rate of $2,000 per month per Fund, with no additional asset-based fee.

                            VALENZUELA CAPITAL TRUST
                          NOTES TO FINANCIAL STATEMENTS
                                 March 31, 2001
                                   (Unaudited)

3.   TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES (CONTINUED)

Accordingly, during the six months ended March 31, 2001, the Administrator was paid $13,500 with respect to each Fund. In addition, each Fund pays certain out-of-pocket expenses incurred by the Administrator in obtaining valuations of such Fund's portfolio securities.

4.   SHAREHOLDER SERVICING PLAN

The Funds have adopted a Shareholder Servicing Plan (the "Plan") pursuant to Rule 12b-1 under the Investment Company Act of 1940. The Plan provides that each Fund may incur certain costs related to the servicing of shareholder accounts, generally not to exceed 0.25% of the average daily net assets of each respective Fund. During the six months ended March 31, 2001, each Fund incurred no such expenses under the Plan.